Contract Assets and Liabilities - Schedule of Performance Obligations (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations [line items]
Contract liabilities	₩ 401,943	₩ 229,706
Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	21,807	20,275
Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	5,920	5,694
Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	288,421	151,427
Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	85,795	₩ 52,310
Less than 1 year [member]
Disclosure of performance obligations [line items]
Contract liabilities	207,682
Less than 1 year [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	21,807
Less than 1 year [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	4,221
Less than 1 year [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	95,859
Less than 1 year [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	85,795
1 - 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	23,627
1 - 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
1 - 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	1,138
1 - 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	22,489
1 - 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
More than 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	170,634
More than 2 years [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	0
More than 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	561
More than 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	170,073
More than 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	₩ 0